Fees Summary	Nov. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 34,686,230
Previously Paid Amount	0.00
Total Fee Amount	4,790.17
Total Offset Amount	0.00
Net Fee	4,790.17
Narrative - Max Aggregate Offering Price	$ 34,686,230
Final Prospectus	true